Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation - Schedule of Error Corrections and Prior Period Adjustments

The table below shows the effect of the adjustment of the prior period information on the Condensed Consolidated Statements Changes in Shareholders’ Equity.

	As reported in the financial statements ended December 31, 2023				As adjusted in the financial statements ended December 31, 2024
USD'000	Additional paid-in capital	Total stockholders' equity	Noncontrolling interests	Total equity	Additional paid-in capital	Total stockholders' equity	Noncontrolling interests	Total equity
As at December 31, 2022	280,597	26,260	(2,235)	24,025	280,597	26,260	(2,235)	24,025
Common stock issued[1]	(41)	(41)	-	(41)	(41)	(41)	-	(41)
Options exercised	(9)	29	-	29	(9)	29	-	29
Stock-based compensation	178	178	-	178	178	178	-	178
Changes in treasury shares	-	(1)	-	(1)	-	(1)	-	(1)
L1 Facility	6,361	7,940	(1,576)	6,364	3,209	4,788	1,576	6,364
Anson Facility	8,630	9,530	(1,558)	7,972	5,514	6,414	1,558	7,972
Dividend in kind	-	34	(34)	-	-	34	(34)	-
Net income	-	(15,360)	(89)	(15,449)	-	(15,360)	(89)	(15,449)
Other comprehensive income / (loss)	-	(1,894)	(99)	(1,993)	-	(1,894)	(99)	(1,993)
As at December 31, 2023	295,716	26,675	(5,591)	21,084	289,448	20,407	677	21,084